Lines of Credit	12 Months Ended
Dec. 31, 2014
Lines of Credit
23.	LINES OF CREDIT

The Group has unused lines of committed credit facilities available amounting to $1,016.9 million at December 31, 2014 (December 31, 2013: $763.2 million) with the following expiry dates.

	December 31, 2014	December 31, 2013
- within one year	—	—
- later than one year and not later than two years	64.9	—
- later than two years and not later than three years	—	96.7
- later than three years and not later than five years	952.0	666.5

	1,016.9	763.2